INVENTORY	6 Months Ended
Jun. 30, 2021
Note 5 - INVENTORY
5.	INVENTORY

	June 30, 2021	December 31, 2020
Process material stockpiles	$306	$373
Concentrate inventory	352	64
Materials and supplies	1,406	1,222
	$2,064	$1,659

The amount of inventory recognized as an expense for the six months ended June 30, 2021 totalled $709 (June 30, 2020 - $6,273). See Note 15 for further details.